Expense Example {- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-06 - Fidelity Freedom Blend 2035 Fund - Fidelity Advisor Freedom Blend 2035 Fund- Class Z6
Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	157
10 years	$ 356